Annual Fund Operating Expenses ((Natural Resources Fund))	0 Months Ended
	Jun. 26, 2014
(Natural Resources Fund - Class A) | Class A
Operating Expenses:
Management fee	0.98%	[1]
Distribution and service (Rule 12b-1) fees	0.30%
Other expenses	0.46%	[2]
Total annual fund operating expenses	1.74%
Contractual expense reimbursement	(0.16%)	[3],[4]
Total annual fund operating expenses after expense reimbursements	1.58%
(Natural Resources Fund - Class 1) | Class 1
Operating Expenses:
Management fee	0.98%	[1]
Distribution and service (Rule 12b-1) fees	0.05%
Other expenses	0.08%
Total annual fund operating expenses	1.11%
Contractual expense reimbursement	(0.09%)	[4]
Total annual fund operating expenses after expense reimbursements	1.02%
(Natural Resources Fund - Class I) | Class I
Operating Expenses:
Management fee	0.98%	[5]
Other expenses	0.44%	[2]
Total annual fund operating expenses	1.42%
Contractual expense reimbursement	(0.09%)	[4]
Total annual fund operating expenses after expense reimbursements	1.33%
(Natural Resources Fund - Class R6) | Class R6
Operating Expenses:
Management fee	0.98%	[1]
Other expenses	15.18%
Total annual fund operating expenses	16.16%
Contractual expense reimbursement	(15.17%)	[4],[6]
Total annual fund operating expenses after expense reimbursements	0.99%
(Natural Resources Fund - Class NAV) | Class NAV
Operating Expenses:
Management fee	0.98%	[1]
Other expenses	0.08%
Total annual fund operating expenses	1.06%
Contractual expense reimbursement	(0.09%)	[4]
Total annual fund operating expenses after expense reimbursements	0.97%

[1]	"Management fee" has been restated to reflect the contractual management fee schedule effective July 18, 2014.
[2]	"Other expenses" have been restated to reflect current transfer agency and service fees.
[3]	To the extent that expenses of Class A shares exceed 1.58% of average annual net assets (on an annualized basis) attributable to Class A shares (the Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the Expense Limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) underlying fund expenses (acquired fund fees), (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, and (f) short dividend expense. The Expense Limitation expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation in effect when the reimbursements or waivers occurred.
[4]	The advisor has contractually agreed to waive its advisory fees so that the amount retained by the advisor after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[5]	"Management fee" has been restated to reflect the contractual management fee schedule effective July 18, 2014.
[6]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including transfer agency fees and service fees, blue sky fees, and printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the Expense Waiver). The Expense Waiver expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. If following the Expense Waiver to the extent that expenses of Class R6 shares exceed 1.28% of average annual net assets (on an annualized basis) attributable to Class R6 shares, (the Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the Expense Limitation. Expenses means all fund level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) underlying fund expenses (acquired fund fees), (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business and (f) short dividend expense. The Expense Limitation expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation in effect when the reimbursements or waivers occurred.